INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure
INCOME TAXES

The components of the income tax provision (benefit) for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Current income tax provision:
Federal	$800	$971	$1,338
State	5	4	3
Total current income tax provision	805	975	1,341

Deferred income tax provision (benefit):
Federal	1,183	(1,073)	(1,100)
Total deferred income tax provision (benefit)	1,183	(1,073)	(1,100)
Total income tax provision (benefit)	$1,988	$(98)	$241

A reconciliation of the anticipated income tax provision (benefit), based on the statutory tax rate of 34.0%, to the income tax provision (benefit) as reported in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2014	2013	2012
	(Dollars in Thousands)
Income tax provision (benefit) at statutory tax rate	$2,176	$(324)	$462
Increase (decrease) resulting from:
Bank-owned life insurance	(197)	(136)	(215)
Tax-exempt income	(84)	(56)	(26)
Compensation and employee benefit plans	134	162	81
Nondeductible expenses	7	317	5
Tax credit	(56)	(56)	(63)
Change in valuation allowance	(49)	—	—
State taxes, net of federal tax benefit	3	2	2
Other	54	(7)	(5)
Total income tax provision (benefit)	$1,988	$(98)	$241

Effective tax rate	31.1%	10.3%	17.8%

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2014	2013
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,885	$3,919
Unrealized losses on available for sale securities	469	931
Depreciation of premises and equipment	2,593	2,331
Other-than-temporary impairment	—	455
Deferred compensation	5,081	5,686
Employee benefit plans	493	904
Capital loss carry-forward	326	303
Alternative minimum tax credit carry-forward	—	168
Net operating loss carry-forward	—	81
Interest receivable on nonaccrual loans	112	139
Deferred other real estate owned write-downs	15	21
Net unrealized loss on derivative instruments	92	160
Acquisition fair value adjustments	646	1,207
Other	348	361
Total deferred tax assets	13,060	16,666
Less valuation allowance	(300)	(349)
Total deferred tax assets, net of valuation allowance	12,760	16,317

Deferred tax liabilities:
Unrealized gains on available for sale securities	571	600
Goodwill and other intangibles	2,873	3,377
Deferred loan costs	888	407
Mortgage servicing asset	380	460
Merger expenses and purchase adjustments	—	1,768
Total deferred tax liabilities	4,712	6,612
Deferred tax asset, net	$8,048	$9,705

Due to the uncertainties of realization, the Company maintains a valuation allowance of $300,000 related to capital loss carry-forwards and other-than-temporary impairment losses on certain securities at December 31, 2014.  The decrease in the valuation allowance from December 31, 2013 to December 31, 2014 is attributed to realized capital losses related to securities with previously recognized OTTI losses.

Retained earnings at December 31, 2014 and 2013 includes a contingency reserve for loan losses of $3.7 million, which represents the tax reserve balance existing at December 31, 1987, and is maintained in accordance with provisions of the Internal Revenue Code applicable to savings banks.  Amounts transferred to the reserve have been claimed as deductions from taxable income, and, if the reserve is used for purposes other than to absorb losses on loans, a federal income tax liability could be incurred.  It is not anticipated that the Company will incur a federal income tax liability relating to this reserve balance, and accordingly, deferred income taxes of approximately $1.3 million at December 31, 2014 and 2013 have not been recognized.
Financial service companies doing business in Connecticut are permitted to establish a “passive investment company” (“PIC”) to hold and manage loans secured by real property.  PICs are exempt from Connecticut corporation business tax, and dividends received by the financial services companies from PICs are not taxable.  In January 1999, the Bank established a PIC, as a wholly-owned subsidiary, and in June 2000, transferred a portion of its residential and commercial mortgage loan portfolios from the Bank to the PIC.  A substantial portion of the Company’s interest income is now derived from the PIC, an entity whose net income is exempt from State of Connecticut taxes, and accordingly, state income taxes are minimal.  The Bank’s ability to continue to realize the tax benefits of the PIC is subject to the PIC continuing to comply with all statutory requirements related to the operations of the PIC.

With limited exception, the Company is no longer subject to United States federal, state and local income tax examinations by the tax authorities for the years prior to 2011.